INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended	Year ended
	December 31, 2017	December 31, 2016
Net loss before income tax	$11,184,000	$11,154,923
Combined Canadian statutory income tax rate	26.00%	26.00%
Income tax recovery computed at statutory income tax	2,908,000	2,900,000
Tax effect of:
Permanent differences	(982,000)	(748,000)
Impact from acquisitions	-	10,867,000
Impact from disposition of subsidiaries	-	(2,157,000)
Difference in tax rates in foreign jurisdictions	4,000	64,000
Changes in estimate and others	5,018,000	288,000
Changes in unrecognized deferred tax assets	(6,948,000)	(11,214,000)
	$-	$-

Disclosure of deferred taxes [Table Text Block]
	December 31,	December 31,
	2017	2016
Deferred income tax assets and liabilities
Non-capital loss carryforwards	$23,793,000	$22,585,000
Net capital loss carryforwards	1,580,000	-
Investment tax credits	3,979,000	674,000
Undeducted financing costs and others	115,000	148,000
Mineral properties	(139,000)	(239,000)
Others	730,000	(58,000)
Unrecognized deferred tax assets	(30,058,000)	(23,110,000)
Deferred income tax assets, net	$-	$-